Expenses by nature (Tables)	12 Months Ended
Jun. 30, 2021
Expenses by nature
Schedule of cost of sales, selling and distribution and general and administrative expenses

	For the year ended June 30,
	2019	2020	2021
	RMB’000	RMB’000	RMB’000
Cost of inventories (Note 21(a))	6,883,931	6,246,488	6,581,456
Payroll and employee benefits (Note (i))	695,493	984,895	916,185
Rental and related expenses	38,682	45,186	12,139
Depreciation and amortization (Note (ii))	191,778	268,669	265,019
Licensing expenses	21,851	109,488	88,063
Promotion and advertising expenses	85,611	128,447	214,788
Logistics expenses	105,940	154,763	195,593
Travelling expenses	60,102	69,290	52,966
Other expenses	212,066	226,174	332,375
Total cost of sales, selling and distribution and general and administrative expenses	8,295,454	8,233,400	8,658,584

Schedule of payroll and employee benefits

	For the year ended June 30,
	2019	2020	2021
	RMB’000	RMB’000	RMB’000
Salaries, wages and bonus	485,939	515,573	543,646
Contributions to social security contribution plan	56,368	51,587	56,325
Welfare expenses	31,128	33,691	34,895
Employee compensation expenses	—	19,664	—
Equity-settled share-based payment expenses (Note 32)	122,058	364,380	281,319
	695,493	984,895	916,185

Schedule of depreciation and amortization

	For the year ended June 30,
	2019	2020	2021
	RMB’000	RMB’000	RMB’000
Property, plant and equipment (Note 14)	25,932	37,481	30,507
Right-of-use assets (Note 15)	157,869	214,117	213,490
Intangible assets (Note 16)	7,977	17,071	21,022
	191,778	268,669	265,019